Income Taxes - Summary of Reconciliation of Income Tax Expense to Profit (Loss) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income taxes	R$ 1,090,655	R$ 442,339	R$ (95,665)
Brazilian statutory rate	34.00%	34.00%	34.00%
Tax (expense) benefit at the statutory rate	R$ (370,823)	R$ (150,395)	R$ 32,526
Additions (exclusions):
Gain from entities not subject to the payment of income taxes	47,782	(3,283)	(37,098)
Interest on capital	10,102
Other permanent differences	6,039	(2,871)	(3,805)
Equity pickup on associates	(275)	169	105
Unrecorded deferred taxes	(2,030)	(652)	(1,332)
Use of tax losses previously unrecorded	5,163	2,689	218
Unrealized gain on previously held interest on acquisition		7,290
Tax incentives	5,666	3,300
Research and development tax benefit	8,188	4,026
Other tax incentives	3,728	2,615	82
Total income tax and social contribution (expense) gain	R$ (286,460)	R$ (137,112)	R$ (9,304)
Effective tax rate	26.00%	31.00%	(10.00%)
Current income tax and social contribution	R$ (217,228)	R$ (154,882)	R$ (5,682)
Deferred income tax and social contribution	(69,232)	17,770	(3,622)
Total income tax and social contribution (expense) gain	R$ (286,460)	R$ (137,112)	R$ (9,304)